SHARE-BASED COMPENSATION - CSI Solar Incentive Plans (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2010 shares
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued | shares									2,330,000
Share-based compensation expense
Recognized compensation expense	$ 24,412	$ 21,404		$ 55,335
Share Incentive
Share-based compensation expense
Recognized compensation expense	$ 10,924	$ 20,087		46,981
CSI Solar Employee Incentive | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Aggregate amount of subscription							¥ 248,000,000	$ 36,342
Share-based compensation expense
Recognized compensation expense				$ 8,354
CSI Solar Restricted Share Incentive | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Exercise price | (per share)		$ 0.76	¥ 5.47
Vesting period (in years)		4 years
Maximum aggregate number of shares to be issued | shares		54,004,000	54,004,000
Total unrecognized compensation expense related to share-based compensation awards					¥ 365,062,858	$ 51,938
Weighted-average period of recognition of compensation expense	1 year 10 months 24 days
Share-based compensation expense
Recognized compensation expense	$ 13,488	$ 1,317
CSI Solar Restricted Share Incentive | Tranche one | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting percentage		33.00%
CSI Solar Restricted Share Incentive | Tranche two | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting percentage		33.00%
CSI Solar Restricted Share Incentive | Tranche three | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting percentage		34.00%
CSI Solar Restricted Share Incentive | Minimum | Tranche one | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting period (in years)		12 months
CSI Solar Restricted Share Incentive | Minimum | Tranche two | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting period (in years)		24 months
CSI Solar Restricted Share Incentive | Minimum | Tranche three | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting period (in years)		36 months
CSI Solar Restricted Share Incentive | Maximum | Tranche one | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting period (in years)		24 months
CSI Solar Restricted Share Incentive | Maximum | Tranche two | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting period (in years)		36 months
CSI Solar Restricted Share Incentive | Maximum | Tranche three | CSI Solar Co., Ltd.
SHARE-BASED COMPENSATION
Vesting period (in years)		48 months